Non-controlling interest	12 Months Ended
Dec. 31, 2019
Non-controlling interest [Abstract]
Non-controlling interest	Note 24 – Non-controlling interest Non-controlling interests consists of a 10% ownership interest in Borr Jack-Up XVI Inc. acquired in late 2017 by Valiant Offshore Contractors Limited.